Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2021
Discontinued Operations [Abstract]
Discontinued Operations
Below are presented summarized the operating results of the discontinued operations for 2021, 2020 and 2019 as well as the balance sheet information on the Company’s discontinued operations as of December 31, 2021 and 2020:

	2021	2020	2019
Items constituting net income / (loss) from discontinued operations
Time-charter revenues	$-	$4,238	$20,545
Voyage expenses	-	(188)	(987)
Vessels’ operating expenses	-	(2,336)	(10,199)
Depreciation and amortization of deferred charges	-	(99)	(2,901)
Management fees	-	(116)	(5)
Impairment losses	-	(339)	(31,629)
Gain / (Loss) on vessels’ sale	-	319	(127)
Other income	400	-	-
Foreign currency gains / (losses)	-	3	(11)
Net income / (loss) from discontinued operations	400	1,482	(25,314)

	December 31,
	2021	2020
Carrying amounts of major classes of assets of discontinued operations
Cash and cash equivalents	$1	$13
Accounts receivable, trade	17	110
Prepaid expenses and other assets	29	105
Total major classes of current assets of discontinued operations	47	228
Carrying amounts of major classes of liabilities of discontinued operations
Accounts payable, trade and other	115	207
Accrued liabilities	5	109
Total major classes of current liabilities of discontinued operations	120	316